EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-A
Monthly Servicer's Statement
for the month ended February 28, 2015
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	27.89%
From	01-Feb-15	17-Feb-15	16-Mar-15	Floating Allocation Percentage at Month-End	95.37%
To	28-Feb-15	16-Mar-15
Days	27

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	2/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	666,666,666.67
Required Overcollateralization	$171,933,333.33
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	838,600,000.00

Required Participation Amount	$838,600,000.00		Accumulation Account
Excess Receivables	$538,350,282.03		Beginning	-

Total Collateral	$1,376,950,282.04		Additions	333,333,333.33
			Ending Balance	333,333,333.33
Collateral as Percent of Notes	206.54%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	27
	Total Pool		LIBOR	0.173000%
Beginning Gross Principal Pool Balance	$5,259,566,569.24		Applicable Margin	0.470000%
Total Principal Collections	$(1,869,118,224.73)			0.643000%
Investment in New Receivables	$2,078,578,740.03
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(6,047,549.74)		Interest	482,250.00	0.48
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.48
Less Net CMA Offset	$(522,310,872.59)
Less Servicing Adjustment	$(3,998,843.09)		Total Due Investors	482,250.00	0.643000%
Ending Balance	$4,936,669,819.12		Servicing Fee	$1,048,250.00
			Excess Cash Flow	1,419,206.63
SAP for Next Period	27.89%

Average Receivable Balance	$4,832,703,083.16
Monthly Payment Rate	38.68%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	$7,500,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$11,088,627.82
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,088,627.82